Prudential Day One 2045 Fund
Schedule of Investments (unaudited) as of October 31, 2021
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	87,432	$893,555
PGIM Global Real Estate Fund (Class R6)	53,222	1,468,396
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	68,412	1,419,546
PGIM QMA Commodity Strategies Fund (Class R6)*	91,919	1,178,404
PGIM QMA Emerging Markets Equity Fund (Class R6)	165,906	2,128,579
PGIM QMA International Developed Markets Index Fund (Class R6)	460,330	6,780,654
PGIM QMA Large-Cap Core Equity Fund (Class R6)	436,158	9,534,418
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	223,155	3,266,994
PGIM QMA US Broad Market Index Fund (Class R6)	304,136	6,332,107
PGIM TIPS Fund (Class R6)	104,332	1,114,263
PGIM Total Return Bond Fund (Class R6)	204,832	2,982,355

Total Long-Term Investments (cost $26,718,632)		37,099,271

Short-Term Investment 0.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $47,987)	47,987	47,987

TOTAL INVESTMENTS 100.0% (cost $26,766,619)(wd)		37,147,258
Liabilities in excess of other assets (0.0)%		(16,831)

Net Assets 100.0%		$37,130,427

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
1
Prudential Day One Funds